CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]		Own credit adjustments [Member]		Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2016		¥ 594,493	¥ 692,706	¥ 1,516,577		¥ 53,418	¥ (33,325)	¥ 24,887					¥ (148,517)		¥ 42,776
Issuance and exercise of common stock options			(4,262)
Cumulative effect of change in accounting principle	¥ 19,294			(19,294)	[1]				[2]	19,294	[1]				11,330	[3]
Net income attributable to NHI shareholders	108,005			108,005
Cash dividends				(31,997)	[4]										(1,580)
Gain (loss) on sales of treasury stock				(1,963)
Net change during the period						(89,146)
Pension liability adjustment	11						11
Net unrealized gain (loss) on non-trading securities								(5,349)
Own credit adjustments	(16,173)									(16,173)
Repurchases of common stock													(34,285)
Sales of common stock													0
Common stock issued to employees													13,010
Net income attributable to noncontrolling interests	(1,022)														1,022
Other net change in treasury stock													1,273
Accumulated other comprehensive income (loss) attributable to noncontrolling interests															(1,899)
Purchase / sale of subsidiary shares, net															(14)
Other net change in noncontrolling interests															8,959
Balance at end of period at Sep. 30, 2016	2,699,957	594,493	688,444	1,571,328		(35,728)	(33,314)	19,538		3,121		¥ (46,383)	(168,519)	¥ 2,639,363	60,594
Balance at beginning of year at Mar. 31, 2017	2,843,791	594,493	681,329	1,663,234		47,767	(41,020)	20,344		6,561			(182,792)		53,875
Issuance and exercise of common stock options			(3,883)
Cumulative effect of change in accounting principle					[1]				[2]		[1]					[3]
Net income attributable to NHI shareholders	108,706			108,706
Cash dividends				(31,375)	[4]										(1,898)
Gain (loss) on sales of treasury stock				(3,698)
Net change during the period						9,834
Pension liability adjustment	363						363
Net unrealized gain (loss) on non-trading securities								1,075
Own credit adjustments	(9,339)									(9,339)
Repurchases of common stock													(39,305)
Sales of common stock													0
Common stock issued to employees													13,356
Net income attributable to noncontrolling interests	(2,948)														2,948
Other net change in treasury stock													562
Accumulated other comprehensive income (loss) attributable to noncontrolling interests															234
Purchase / sale of subsidiary shares, net															180
Other net change in noncontrolling interests															856
Balance at end of period at Sep. 30, 2017	¥ 2,892,407	¥ 594,493	¥ 677,446	¥ 1,736,867		¥ 57,601	¥ (40,657)	¥ 21,419		¥ (2,778)		¥ 35,585	¥ (208,179)	¥ 2,836,212	¥ 56,195

[1]	Represents the adjustment to initially apply Accounting Standards Update ("ASU") 2016-01, "Recognition and Measurement of Financial Assets and Financial Liabilities."
[2]	See Note 5 "Non-trading securities" for further information.
[3]	Represents the adjustment to initially apply ASU 2015-02, "Amendments to the Consolidation analysis."
[4]	Dividends per share, Six months ended September 30, 2016 \9.00, Three months ended September 30, 2016 \9.00, Six months ended September 30, 2017 \9.00, Three months ended September 30, 2017 \9.00